DISCLOSURES ABOUT FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

Assets and liabilities measured at fair value on a recurring basis are summarized in the following tables according to FASB ASC 820 pricing levels.

	Fair Value Measurement Using
	Recorded value	Quoted prices in active markets of identical Assets (Level 1)	Significant other observable inputs (Level 2)	Significant Unobservable Inputs (Level 3)

December 31, 2012
Assets:
Available-for-sale securities	$56,949	$55,449	$1,500	$-

December 31, 2011
Assets:
Available-for-sale securities	$318,353	$316,853	$1,500	$-